Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 288,600	$ 304,300
Accounts receivable	56,200	75,900
Inventories	46,400	60,200
Prepaid expenses and other	35,700	33,900
Net investment in lease (note 7)	16,800	10,700
Acquisition related assets	104,000	99,300
Total current assets	547,700	584,300
Property, plant and equipment (note 8)	6,952,200	6,974,700
Vessels under construction (note 9)	1,095,600	42,000
Right-of-use assets (note 10)	724,900	841,200
Net investment in lease (note 7)	741,500	418,600
Goodwill (note 11)	75,300	75,300
Deferred tax assets (note 17)	1,900	19,300
Derivative instruments (note 23(c))	6,100	0
Other assets (note 12)	424,400	333,700
Total assets	10,569,600	9,289,100
Current liabilities:
Accounts payable and accrued liabilities (note 21)	183,400	134,100
Deferred revenue	46,600	28,200
Income tax payable	96,900	110,400
Long-term debt - current (note 13)	551,000	332,100
Operating lease liabilities - current (note 14)	155,100	160,900
Other financing arrangements - current (note 15)	100,500	64,100
Other liabilities - current (note 16)	42,000	24,800
Total current liabilities	1,175,500	854,600
Long-term debt (note 13)	3,731,800	3,234,000
Operating lease liabilities (note 14)	562,300	669,300
Other financing arrangements (note 15)	1,239,300	801,700
Derivative instruments (note 23(c))	28,500	63,000
Other liabilities (note 16)	17,700	40,900
Total liabilities	6,755,100	5,663,500
Cumulative redeemable preferred shares, $0.01 par value; 12,000,000 issued and outstanding (2020 – nil) (note 18 (e))	296,900	0
Commitments and contingencies (note 21)
Share capital (note 18):
Preferred shares; $0.01 par value; 150,000,000 shares authorized (2020 – 150,000,000); 20,118,833 shares issued and outstanding (2020 – 33,335,570)
Common shares; $0.01 par value; 400,000,000 shares authorized (2020 - 400,000,000); 247,024,699 shares issued and outstanding (2020 - 246,277,338); 727,351 shares held in treasury (2020 – 727,351)	2,400	2,400
Additional paid in capital	3,526,800	3,842,700
Retained earnings / (Deficit)	7,500	(199,200)
Accumulated other comprehensive loss	(19,100)	(20,300)
Total shareholders' equity	3,517,600	3,625,600
Total liabilities and shareholders' equity	$ 10,569,600	$ 9,289,100